REPORTABLE SEGMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Schedule of Revenue, Cost of revenues, Selling, general and administrative, loss from operations, total assets, and capital expenditures by reportable segment

	Three months ended September 30, 2024
				Keen Home -
				Managed
(In thousands)	Electrification	Decarbonization	OEM/EV	Services	Total
Revenues	$1,403	$1,263	$1,924	$1,484	$6,074
Cost of revenue	873	902	1,562	863	4,200
SG&A	544	260	464	560	1,828
Segment (loss) income from operations	(14)	101	(102)	61	46

Unallocated corporate costs					3,072
Consolidated loss from operations					$(3,026)

Assets as of September 30, 2024	$2,183	$2,755	4,034	$800	$9,772
Unallocated corporate assets					3,975
Total assets as of September 30, 2024					13,747

Segment capital expenditures	$49	$—	$—	$—	$49

	Three months ended September 30, 2023
				Keen Home -
				Managed
(In thousands)	Electrification	Decarbonization	OEM/EV	Services	Total
Revenues	$2,328	$1,751	$143	$162	$4,384
Cost of revenue	1,805	1,473	260	178	3,716
SG&A	1,000	686	104	68	1,858
Segment (loss) income from operations	(477)	(408)	(221)	(84)	(1,190)
Unallocated corporate costs					985
Consolidated loss from operations					$(2,175)

Assets as of September 30, 2023	$3,599	$3,843	$1,006	$233	$8,681
Unallocated corporate assets					4,697
Total assets as of September 30, 2023					$13,378

Segment capital expenditures	$—	$—	$—	$—	$—

	Nine months ended September 30, 2024
				Keen Home -
				Managed
(In thousands)	Electrification	Decarbonization	OEM/EV	Services	Total
Revenues	$4,450	$5,001	$2,658	$5,190	$17,299
Cost of revenue	2,719	3,365	2,055	2,871	11,010
SG&A	1,846	1,583	931	2,148	6,508
Loss on impairment	406	—	—	—	406
Segment (loss) income from operations	(521)	53	(328)	171	(625)

Unallocated corporate costs					5,265
Consolidated loss from operations					$(5,890)

Assets as of September 30, 2024	$2,183	$2,755	$4,034	$800	$9,772
Unallocated corporate assets					3,975
Total assets as of September 30, 2024					$13,747

Segment capital expenditures	$59	$—	$—	$—	$59

	Nine months ended September 30, 2023
				Keen Home -
				Managed
(In thousands)	Electrification	Decarbonization	OEM/EV	Services	Total
Revenues	$6,642	$8,035	$645	$162	$15,484
Cost of revenue	4,817	5,251	774	178	11,020
SG&A	3,032	2,748	496	68	6,344
Segment (loss) income from operations	(1,207)	36	(625)	(84)	(1,880)

Unallocated corporate costs					2,436
Consolidated loss from operations					$(4,316)

Assets as of September 30, 2023	$3,599	$3,843	$1,006	$233	$8,681
Unallocated corporate assets					4,697
Total assets as of September 30, 2023					$13,378

Segment capital expenditures	$49	$—	$—	$—	$49

Schedule of reconciliation of business segment operating loss to net loss from continuing operations before income taxes

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
Reported segment operating (loss) income	$46	$(1,190)	$(625)	$(1,880)
Unallocated corporate costs	(3,072)	(985)	(5,265)	(2,436)
Interest expense	(667)	(472)	(1,820)	(902)
Loss on extinguishment of debt	—	—	(592)	—
Change in fair value of convertible notes	(1,623)	182	(1,623)	182
Change in fair value of forward purchase agreement	(8,575)	—	(8,575)	—
Gain on forward purchase agreement	1,443	—	1,443	—
Other income (expense), net	270	(149)	59	4
Net loss	$(12,178)	$(2,614)	$(16,998)	$(5,032)

ConnectM Before Business Combination
Schedule of Revenue, Cost of revenues, Selling, general and administrative, loss from operations, total assets, and capital expenditures by reportable segment

	Year ended December 31, 2023
	Electrification	Decarbonization	OEM/EV	Managed Services	Total
Revenues	$8,399,427	$10,009,499	$945,406	$617,907	$19,972,239
Cost of revenue	6,169,957	6,983,833	1,371,150	410,022	14,934,962
SG&A	3,697,119	3,808,545	697,688	283,958	8,487,310
Loss on impairment	157,103	24,750	—	—	181,853
Segment (loss) income from operations	(1,624,752)	(807,629)	(1,123,432)	(76,073)	(3,631,886)
Unallocated corporate costs	3,832,985
Consolidated loss from operations	(7,464,871)
Total Assets as of December 31, 2023	3,034,752	3,576,655	836,954	215,315	7,663,676
Unallocated corporate assets	5,492,797
	13,156,473
Segment capital expenditures	41,771	—	—	—	41,771

	Year ended December 31, 2022
	Electrification	Decarbonization	OEM/EV	Total
Revenues	$8,300,061	$6,211,517	$929,737	$15,441,315
Cost of revenue	5,783,274	4,705,090	915,860	11,404,224
Selling, general and administrative	2,936,017	1,649,804	801,170	5,386,991
Loss on impairment	589,299	—	—	589,299
Segment loss from operations	(1,008,529)	(143,377)	(787,293)	(1,939,199)
Unallocated corporate costs				1,928,390
Consolidated loss from operations				(3,867,589)
Assets as of December 31, 2022	3,972,307	4,322,764	2,134,948	10,430,019
Unallocated Assets as of December 31, 2022				627,786
Total assets as of December 31, 2022				11,057,805
Segment capital expenditures	18,298	—	145,590	163,888
Unallocated capital expenditures				—
Total capital expenditures as of December 31, 2022				163,888

Schedule of reconciliation of business segment operating loss to net loss from continuing operations before income taxes

	Years ended December 31,
	2023	2022
Reported segment loss from operations	$(3,631,886)	$(1,939,199)
Unallocated corporate costs	(3,832,985)	(1,928,390)
Interest expense	(1,431,354)	(281,808)
Loss on extinguishment of debt	(370,320)	—
Other income	67,691	65,408
Loss before income taxes	$(9,198,854)	$(4,083,989)
Income tax benefit	—	541,406
Net loss	$(9,198,854)	$(3,542,583)